Description of Plan	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Plan
Description of Plan
Description of Plan

SouthState Bank 401(k) Retirement Savings Plan

Notes to Financial Statements

Note 1 – Description of Plan

The following description of the SouthState Bank 401(k) Retirement Savings Plan (“Plan”) provides only general information. Participants should refer to the plan agreement for a more complete description of the Plan’s provisions.

General:

The Plan is a contributory defined contribution plan covering all employees with the exception of employees classified as temporary or “on-call” of SouthState Bank, N.A. (the “Company”), a wholly-owned subsidiary of SouthState Bank Corporation, and all affiliates of the Company who are age 18 or older. The Company’s employees can enter the Plan immediately upon meeting eligibility requirements. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Plan is administered by the Retirement Committee, members of which are appointed by the Board of Directors of the Company. The Retirement Committee contracted Fidelity Management Trust Company (“Fidelity” or the “Trustee”) as the trustee and record keeper of the Plan and the Plan’s assets.

On January 1, 2025, SouthState Corporation closed on the previously announced merger of Independent Bank Group, Inc., a Texas corporation (“IBTX”), with and into SouthState Corporation, pursuant to the Agreement and Plan of Merger, dated as of May 17, 2024, by and between SouthState Corporation and IBTX.  As a result of this transaction, the defined contribution plan sponsored by IBTX was terminated effective December 31, 2024 and has been liquidated.  Many of the participants of the terminated plan chose to rollover their account balances and become participants of the Plan starting on January 1, 2025.

During the third quarter of 2025, SouthState Corporation was redomiciled to the state of Florida by merging SouthState Corporation, a South Carolina corporation, with and into SouthState Bank Corporation, a Florida corporation that was wholly-owned by SouthState Corporation prior to such merger, and adopting its name.

Contributions:

Each year, participants may contribute up to 85% of pretax annual base compensation, as defined in the Plan. The Plan also allows participants to make after-tax Roth contributions, subject to certain limitations imposed by the Plan.  Participants may also contribute amounts representing distributions from other qualified retirement plans (rollovers). Participants direct the investment of their contributions into various investment options offered by the Plan.

The Plan defines Compensation as a participant’s Form W-2 Compensation received during a Compensation Determination Period. A Compensation Determination Period is defined in the Plan as the Plan Year; and any elective deferrals as defined under the Internal Revenue Code (the “Code”) §402(g) and any amount contributed or deferred by the Employer at the election of the Employee which is not includible in gross income by reason of Code §125, Code §132(f)(4) or Code §457, will be included in Compensation. In addition, any amount received under the following circumstances will not be considered Compensation: amounts set forth in Regulation §1.414(s)-1(c)(3) (i.e., reimbursements or other expense allowances, including fringe benefits (cash and non-cash), moving expenses, deferred compensation and welfare benefits, even if includible in gross income).

The Plan permits eligible participants to contribute up to a maximum annual amount of $23,500 for 2025. Participants age 50 and older are permitted to make catch-up contributions of $7,500 for 2025.

The Plan requires that newly eligible employees be automatically enrolled in the Plan with a withholding of 4% of Compensation as defined by the Plan unless a Salary Deferral Election form is filed.

The Plan provides for discretionary non-elective profit sharing contributions on an annual basis. Employees will be entitled to such contributions if they are employed on the last day of the year and have completed 1,000 hours of service during the Plan year. Employment terminated during the year due to normal retirement, death or disability shall not result in loss of the non-elective Company contribution. There were no non-elective contributions for 2025.

Note 1 – Description of Plan (continued)

Employees participating in the Plan receive 100% matching of their 401(k) plan contribution, up to 4% of their Compensation. Employer contributions on the first 4% of their Compensation are made per pay period. In addition, employees are eligible for an additional 2% discretionary matching contribution. For the year ended December 31, 2025, there was no discretionary matching contribution. Employer contributions for the discretionary match may be made annually from current or accumulated net profits. Both employer and employee contributions are subject to certain limitations based on the Code.

Participant accounts:

Each participant’s account is credited with the participant’s contribution, allocations of the Company’s matching contribution, Company’s non-elective profit sharing, if any, and allocations of Plan earnings. Each participant’s account is also charged with an allocation of administrative expenses and Plan losses, if any. Allocations are based on account balances, as defined by the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting:

All participant contributions and the Company’s matching contributions are immediately vested. Participants vest in non-elective profit sharing contributions at 10% for first and second year, 20% per year for the next four years until fully vested at six years, or upon the earlier of their death, disability or retirement at age 65 or older. An employee must complete at least 1,000 hours of service during a vesting computation period to receive credit for a year of service. The Plan measures a year of service on the basis of the 12-consecutive month period of the Plan year.

Investment Options:

Participants may direct how their pre-tax and after-tax (Roth) deferred contributions, rollover funds, employer matching contributions and employer non-elective profit-sharing contributions will be invested within various investment options selected by the Retirement Committee. All participant directed funds, except investments in SouthState Bank Unitized Stock Fund may be redirected daily.  For the SouthState Bank Unitized Stock Fund, the maximum deferral allocation and balance threshold is restricted to 10% per the Plan (see Note 7 – Investments for additional information on the SouthState Bank Unitized Stock Fund).

Participants must wait 30 calendar days before exchanging back into SouthState Bank Unitized Stock Fund. The 30-day clock restarts after every exchange out of the account. This does not apply to the following:

1.	Purchases of shares with participant payroll or employer contributions or loan payments.
2.	Purchases of shares with reinvested capital.
3.	Redemption of shares to pay any otherwise permissible withdrawals from the Plan.
4.	Redemption of shares at the direction of the Plan.
5.	Redemption of shares to pay fees.

Forfeitures:

At December 31, 2025 and 2024, forfeited non-vested accounts totaled $6,414 and $8,855, respectively. Forfeitures may be used to reduce employer contributions or to pay administrative expenses incurred by the Plan. Any additional balances in the forfeiture account will then be applied to restore previous forfeitures of participant accounts pursuant to the Plan document. The portion of the forfeiture account available after the above items are satisfied is then available to be used to offset any employer contribution. During 2025, $5,000 of forfeitures were used to offset the 2025 employer contributions.

Note 1 – Description of Plan (continued)

Notes Receivable from Participants:

Participants may borrow from their plan assets after one year of participation. A participant must borrow at least $1,000 with the maximum amount being the lesser of (1) $50,000 or (2) one-half of the participant’s vested account balance. Loans are payable in full upon default or termination of employment. Outstanding loans at December 31, 2025 carry interest rates ranging from 3.25% to 9.50%. Principal and interest is paid ratably through payroll deductions.  The Plan allows two loans outstanding per participant at a time. A participant also must wait until at least 30 days after the pay-off of a previous loan to obtain a new loan. The Plan does not restrict loans from any portion of the participants’ funds invested in the SouthState Bank Unitized Stock Fund.

Payment of benefits and withdrawals:

On termination of service due to death, disability, retirement, or other reasons, a participant may leave the funds in the Plan or receive a lump-sum amount equal to the value of his or her account.

A participant may also receive a hardship withdrawal upon meeting certain immediate financial need requirements as defined by the Plan. Funds derived from matching and profit sharing contributions are not available for hardship withdrawals.

The Plan allows Fidelity, at its sole discretion, to distribute a participant’s vested aggregate account balance without consent of the participant if the account balance is less than $5,000. Such distribution may be made in a lump sum at any time after a participant terminates employment, subject to certain provisions of the Plan.